Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax assets, beginning balance	$ (778)	$ (1,454)
Deferred income tax liabilities, beginning balance	4,515	4,046
Net deferred income tax liabilities, beginning balance	3,737	2,592
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred income tax assets, ending balance	(1,489)	(778)
Deferred income tax liabilities, ending balance	4,981	4,515
Net deferred income tax liabilities, ending balance	3,492	3,737
Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax assets, beginning balance	(156)	(655)
Deferred income tax assets, ending balance	(914)	(156)
Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	(723)	659
Charged (Credited) to Other Comprehensive Income	12	17
Deferred Income Tax Assets | Unused Tax Losses
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	(777)	490
Charged (Credited) to Other Comprehensive Income	19	9
Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	473	(17)
Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions		486
Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions	(7)
Net Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	(250)	642
Charged (credited) to acquisitions		486
Charged (Credited) to Other Comprehensive Income	5	17
Property, plant and equipment
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax liabilities, beginning balance	4,460	3,949
Deferred income tax liabilities, ending balance	4,948	4,460
Property, plant and equipment | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	495	25
Property, plant and equipment | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions		486
Property, plant and equipment | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions	(7)
Risk Management
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax assets, beginning balance	0	(11)
Deferred income tax liabilities, beginning balance	11	0
Deferred income tax assets, ending balance	0	0
Deferred income tax liabilities, ending balance	3	11
Risk Management | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	0	11
Charged (Credited) to Other Comprehensive Income	0	0
Risk Management | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	(8)	11
Risk Management | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions		0
Risk Management | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions	0
Other
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred income tax assets, beginning balance	(622)	(788)
Deferred income tax liabilities, beginning balance	44	97
Deferred income tax assets, ending balance	(575)	(622)
Deferred income tax liabilities, ending balance	30	44
Other | Deferred Income Tax Assets
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	54	158
Charged (Credited) to Other Comprehensive Income	(7)	8
Other | Deferred Income Tax Liabilities
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred tax expense (income) recognised in profit or loss	(14)	(53)
Other | Deferred Income Tax Liabilities | Husky Energy, Inc.
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions		$ 0
Other | Deferred Income Tax Liabilities | Sunrise Oil Sands Partnership
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (credited) to acquisitions	$ 0